Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 6,665,976	$ 237,392	$ 7,563,357
Deferred income tax liabilities	(1,965,108)	$ (69,982)	(2,221,230)
Net deferred income tax assets	4,700,868		5,342,127	$ 4,816,287
Defined benefit plan [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	828,410		800,734
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	240,165		339,185
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	595,910		628,725
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	389,743		486,537
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	1,348,202		1,568,645
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(933,038)		(702,547)
Convertible bond option [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities			(69,484)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(316,049)		(321,459)
Loss carry-forward [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	685,531		1,310,300
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	461,160		770,543
Deferred income tax liabilities	(687)		(11,793)
Unrealized exchange gain (losses) [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(559,334)		(565,175)
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(156,000)		(550,772)
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 2,116,855		$ 1,658,688